Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
17.	Earnings Per Share

The net (loss) income available for common stockholders and (loss) earnings per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see Note 1).

	Year Ended December 31,
	2011	2010	2009
Net (loss) income	(9,065)	16,309	42,084
Net income attributable to the Dropdown Predecessor	—	(747)	(5,314)

Net (loss) income available for common stockholders	(9,065)	15,562	36,770

Weighted-average number of common shares	60,770,525	42,330,038	28,643,836

Common shares and common share equivalents outstanding at the end of year	61,876,744	51,986,744	32,000,000

(Loss) earnings per common share:
- Basic and diluted	(0.15)	0.37	1.28